Schedule of Investments (unaudited) October 31, 2023	BlackRock Future Financial and Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 16.0%
Coastal Financial Corp./WA(a)	1,911	$71,032
FinecoBank Banca Fineco SpA	5,249	61,921
Inter & Co. Inc., NVS(a)	31,287	139,315
JPMorgan Chase & Co.	307	42,691
Live Oak Bancshares Inc.	3,573	103,081
Rakuten Bank Ltd., NVS(a)(b)	10,000	170,774

		588,814

Capital Markets — 9.9%
Assetmark Financial Holdings Inc.(a)	2,620	62,644
B3 SA - Brasil, Bolsa, Balcao	34,480	75,912
KIWOOM Securities Co. Ltd.	1,582	94,586
XP Inc., Class A	6,527	130,540

		363,682

Consumer Finance — 16.2%
American Express Co.	549	80,170
Capital One Financial Corp.	809	81,944
Discover Financial Services	636	52,203
Kaspi.KZ JSC(c)	2,273	205,479
Oportun Financial Corp.(a)	9,941	58,155
Synchrony Financial	4,181	117,277

		595,228

Financial Services — 46.6%
Adyen NV(a)(d)	29	19,560
Block Inc.(a)	597	24,029
Cab Payments Holdings PLC(a)	39,705	29,535
Fidelity National Information Services Inc.	3,415	167,711
Fiserv Inc.(a)	1,585	180,294
Global Payments Inc.	1,828	194,170
Illimity Bank SpA	12,837	65,424
Mastercard Inc., Class A	118	44,409
NCR Atleos Corp.(a)	500	11,030
Nexi SpA(a)(d)	14,082	81,828
Nuvei Corp.(d)	10,201	142,045
Pagseguro Digital Ltd., Class A(a)	19,758	139,492
Payoneer Global Inc.(a)	22,080	127,843
PayPal Holdings Inc.(a)	1,986	102,875
Repay Holdings Corp., Class A(a)(b)	18,599	111,408

Security	Shares	Value

Financial Services (continued)
Shift4 Payments Inc., Class A(a)	569	$25,332
Visa Inc., Class A	190	44,669
WEX Inc.(a)	1,050	174,804
Worldline SA/France(a)(d)	2,297	29,208

		1,715,666

Software — 3.2%
NCR Corp.(a)	4,130	63,148
Temenos AG, Registered	770	55,475

		118,623

Total Long-Term Investments — 91.9% (Cost: $4,013,912)		3,382,013

Short-Term Securities

Money Market Funds — 14.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	224,016	224,106
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	290,000	290,000

Total Short-Term Securities — 14.0% (Cost: $514,068)		514,106

Total Investments — 105.9% (Cost: $4,527,980)		3,896,119

Liabilities in Excess of Other Assets — (5.9)%		(215,878)

Net Assets — 100.0%		$3,680,241

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$244,167	$—		$(20,092	)(a)	$13	$18	$224,106	224,016	$157	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,000	90,000	(a)	—		—	—	290,000	290,000	3,707		—

						$13	$18	$514,106		$3,864		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Future Financial and Technology ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,803,237	$578,776	$—	$3,382,013
Short-Term Securities
Money Market Funds	514,106	—	—	514,106

	$3,317,343	$578,776	$—	$3,896,119

Portfolio Abbreviation

JSC	Joint Stock Company
NVS	Non-Voting Shares

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